SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Calculation of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Denominator:
Basic and diluted net income (loss) per share (in dollars per share)					$ (1.85)
Class A Common Stock
Numerator:
Allocation of net income (loss), as adjusted	$ (11,404,326)	$ (2,925,918)	$ (72,126)	$ (89,850)
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	27,600,000	27,600,000	10,761,468	25,780,220
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ (0.11)	$ (0.01)	$ 0.00
Class B Common Stock
Numerator:
Allocation of net income (loss), as adjusted	$ (2,851,082)	$ (731,480)	$ (42,565)	$ (23,841)
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	6,900,000	6,900,000	6,350,917	6,840,659
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ (0.11)	$ (0.01)	$ 0.00